Investments Held at Fair Value - Schedule of Investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Beginning balance	£ 264	£ 135
Difference on exchange	4	(23)
Additions	345	248
Disposals	(98)	(111)
Provisions	(24)	0
Fair value movements	15	15
Ending balance	506	264
Current	456	242
Non-current	50	22
Fair value through P&L
Disclosure Of Financial Assets [Line Items]
Beginning balance	255	127
Difference on exchange	3	(23)
Additions	327	247
Disposals	(98)	(111)
Provisions	(24)	0
Fair value movements	6	15
Ending balance	469	255
Current	456	242
Non-current	13	13
Fair value through OCI
Disclosure Of Financial Assets [Line Items]
Beginning balance	9	8
Difference on exchange	1	0
Additions	18	1
Disposals	0	0
Provisions	0	0
Fair value movements	9	0
Ending balance	37	9
Current	0	0
Non-current	£ 37	£ 9